Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.0%
ATI, Inc.(1)	9,842	$ 849,758
Curtiss-Wright Corp.	1,888	922,383
HEICO Corp.	5,081	1,666,568
Loar Holdings, Inc.(1)	1,370	118,053
Moog, Inc., Class A	1,356	245,395
Woodward, Inc.	2,821	691,399
		$ 4,493,556
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	6,820	$654,379
Expeditors International of Washington, Inc.	7,674	876,755
GXO Logistics, Inc.(1)	6,359	309,683
		$1,840,817
Automobile Components — 0.5%
Aptiv PLC(1)	12,472	$850,840
Autoliv, Inc.	4,199	469,868
BorgWarner, Inc.	12,632	422,920
Lear Corp.	3,088	293,298
Modine Manufacturing Co.(1)	2,978	293,333
		$2,330,259
Automobiles — 1.0%
Ford Motor Co.	183,079	$1,986,407
General Motors Co.	43,925	2,161,549
Rivian Automotive, Inc., Class A(1)(2)	44,468	610,991
		$4,758,947
Banks — 3.9%
Bank OZK	5,334	$251,018
BOK Financial Corp.	1,074	104,855
Cadence Bank	8,724	278,993
Citizens Financial Group, Inc.	18,987	849,668
Columbia Banking System, Inc.	9,426	220,380
Comerica, Inc.	6,295	375,497
Commerce Bancshares, Inc.	5,934	368,917
Cullen/Frost Bankers, Inc.	2,855	366,982
East West Bancorp, Inc.	6,158	621,835
F.N.B. Corp.	15,844	231,006
Fifth Third Bancorp	30,099	1,237,972
First Citizens Bancshares, Inc., Class A	433	847,151
First Financial Bankshares, Inc.	6,235	224,335
First Horizon Corp.	21,692	459,870
Flagstar Financial, Inc.	14,049	148,919
Glacier Bancorp, Inc.	5,104	219,880
Hancock Whitney Corp.	3,821	219,325
Home BancShares, Inc.	7,588	215,954
Huntington Bancshares, Inc.	64,943	1,088,445
Security	Shares	Value
Banks (continued)
KeyCorp	48,231	$ 840,184
M&T Bank Corp.	7,128	1,382,761
Old National Bancorp	13,763	293,702
Pinnacle Financial Partners, Inc.	3,621	399,795
Popular, Inc.	2,946	324,679
Regions Financial Corp.	40,677	956,723
SouthState Corp.	4,759	437,971
Synovus Financial Corp.	5,830	301,702
Truist Financial Corp.	59,117	2,541,440
UMB Financial Corp.	3,288	345,766
United Bankshares, Inc.	6,273	228,525
Valley National Bancorp	21,892	195,496
Webster Financial Corp.	7,660	418,236
Western Alliance Bancorp	4,489	350,052
Wintrust Financial Corp.	2,915	361,402
Zions Bancorp NA	6,957	361,347
		$18,070,783
Beverages — 0.7%
Celsius Holdings, Inc.(1)	7,491	$347,507
Coca-Cola Consolidated, Inc.	3,030	338,300
Keurig Dr. Pepper, Inc.	59,755	1,975,500
Primo Brands Corp., Class A	12,498	370,191
		$3,031,498
Biotechnology — 2.0%
Alkermes PLC(1)	7,769	$222,271
Alnylam Pharmaceuticals, Inc.(1)	5,929	1,933,388
Biogen, Inc.(1)	7,133	895,834
BioMarin Pharmaceutical, Inc.(1)	9,275	509,847
Blueprint Medicines Corp.(1)	2,852	365,569
Exact Sciences Corp.(1)	8,965	476,400
Exelixis, Inc.(1)	12,721	560,678
Halozyme Therapeutics, Inc.(1)	5,962	310,143
Incyte Corp.(1)	7,801	531,248
Insmed, Inc.(1)	8,651	870,637
Ionis Pharmaceuticals, Inc.(1)	7,206	284,709
Madrigal Pharmaceuticals, Inc.(1)	903	273,284
Moderna, Inc.(1)	17,324	477,969
Neurocrine Biosciences, Inc.(1)	4,453	559,698
Revolution Medicines, Inc.(1)	8,333	306,571
Roivant Sciences Ltd.(1)	20,867	235,171
United Therapeutics Corp.(1)	2,055	590,504
		$9,403,921
Broadline Retail — 0.5%
eBay, Inc.	20,357	$1,515,782
Etsy, Inc.(1)	4,657	233,595
Ollie's Bargain Outlet Holdings, Inc.(1)	2,616	344,737
		$2,094,114

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.7%
A.O. Smith Corp.	6,133	$ 402,141
AAON, Inc.	3,500	258,125
Advanced Drainage Systems, Inc.	3,488	400,632
Allegion PLC	4,281	616,978
Armstrong World Industries, Inc.	1,788	290,443
AZEK Co., Inc.(1)	6,261	340,285
Builders FirstSource, Inc.(1)	4,979	581,000
Carlisle Cos., Inc.	2,531	945,075
CSW Industrials, Inc.	837	240,077
Fortune Brands Innovations, Inc.	5,490	282,625
Lennox International, Inc.	1,639	939,540
Masco Corp.	9,178	590,696
Owens Corning	5,598	769,837
Simpson Manufacturing Co., Inc.	2,053	318,851
Trex Co., Inc.(1)	4,626	251,562
UFP Industries, Inc.	2,816	279,798
Zurn Elkay Water Solutions Corp., Class C	6,565	240,082
		$7,747,747
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	1,144	$225,105
Ameriprise Financial, Inc.	4,297	2,293,438
Blue Owl Capital, Inc.	27,178	522,089
Carlyle Group, Inc.	10,415	535,331
Cboe Global Markets, Inc.	4,798	1,118,942
Evercore, Inc., Class A	1,703	459,844
FactSet Research Systems, Inc.	2,148	960,757
Franklin Resources, Inc.	12,797	305,209
Hamilton Lane, Inc., Class A	2,229	316,786
Houlihan Lokey, Inc.	2,399	431,700
Invesco Ltd.	20,177	318,191
Janus Henderson Group PLC	6,395	248,382
Jefferies Financial Group, Inc.	7,475	408,808
LPL Financial Holdings, Inc.	3,589	1,345,767
MarketAxess Holdings, Inc.	2,236	499,388
Morningstar, Inc.	1,520	477,174
MSCI, Inc.	3,523	2,031,855
Nasdaq, Inc.	19,379	1,732,870
Northern Trust Corp.	8,689	1,101,678
PJT Partners, Inc., Class A	1,021	168,475
Raymond James Financial, Inc.	8,213	1,259,628
SEI Investments Co.	4,191	376,603
State Street Corp.	12,635	1,343,606
Stifel Financial Corp.	4,747	492,644
T. Rowe Price Group, Inc.	10,019	966,834
TPG, Inc.	5,523	289,681
Tradeweb Markets, Inc., Class A	5,183	758,791
Virtu Financial, Inc., Class A	3,665	164,155
		$21,153,731
Security	Shares	Value
Chemicals — 1.2%
Axalta Coating Systems Ltd.(1)	11,109	$ 329,826
Balchem Corp.	1,682	267,774
Celanese Corp.	5,796	320,693
Eastman Chemical Co.	5,533	413,094
Element Solutions, Inc.	10,481	237,395
FMC Corp.	6,005	250,709
International Flavors & Fragrances, Inc.	13,057	960,342
Mosaic Co.	15,761	574,961
PPG Industries, Inc.	11,232	1,277,640
RPM International, Inc.	6,449	708,358
		$5,340,792
Commercial Services & Supplies — 1.1%
Casella Waste Systems, Inc., Class A(1)	3,144	$362,755
Clean Harbors, Inc.(1)	2,636	609,390
Copart, Inc.(1)	40,744	1,999,308
MSA Safety, Inc.	1,938	324,673
Tetra Tech, Inc.	13,586	488,553
Veralto Corp.	11,612	1,172,231
		$4,956,910
Communications Equipment — 0.5%
Ciena Corp.(1)	7,213	$586,633
F5, Inc.(1)	2,768	814,678
Juniper Networks, Inc.	17,105	683,003
Lumentum Holdings, Inc.(1)	3,494	332,139
		$2,416,453
Construction & Engineering — 1.8%
AECOM	6,480	$731,333
API Group Corp.(1)	12,510	638,635
Comfort Systems USA, Inc.	1,717	920,673
Construction Partners, Inc., Class A(1)	2,321	246,676
Dycom Industries, Inc.(1)	1,323	323,328
EMCOR Group, Inc.	2,229	1,192,270
IES Holdings, Inc.(1)(2)	411	121,750
MasTec, Inc.(1)	3,085	525,777
Quanta Services, Inc.	6,658	2,517,257
Sterling Infrastructure, Inc.(1)	1,481	341,711
Valmont Industries, Inc.	955	311,874
WillScot Holdings Corp.	8,556	234,434
		$8,105,718
Construction Materials — 0.5%
Knife River Corp.(1)	5,708	$466,001
Vulcan Materials Co.	6,369	1,661,163
		$2,127,164
Consumer Finance — 0.8%
Ally Financial, Inc.	12,928	$503,546

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(1)(2)	296	$ 150,791
FirstCash Holdings, Inc.	1,705	230,414
OneMain Holdings, Inc.	5,392	307,344
SLM Corp.	8,926	292,683
SoFi Technologies, Inc.(1)	50,773	924,576
Synchrony Financial	17,140	1,143,924
		$ 3,553,278
Consumer Staples Distribution & Retail — 2.7%
Albertsons Cos., Inc., Class A	19,328	$415,745
BJ's Wholesale Club Holdings, Inc.(1)	5,848	630,590
Casey's General Stores, Inc.	1,794	915,424
Dollar General Corp.	9,545	1,091,757
Dollar Tree, Inc.(1)	9,313	922,359
Kroger Co.	30,490	2,187,048
Maplebear, Inc.(1)	8,103	366,580
Performance Food Group Co.(1)	7,442	650,952
Sprouts Farmers Market, Inc.(1)	4,829	795,046
Sysco Corp.	23,051	1,745,883
Target Corp.	20,072	1,980,103
U.S. Foods Holding Corp.(1)	10,966	844,492
		$12,545,979
Containers & Packaging — 1.7%
Amcor PLC	118,406	$1,088,151
AptarGroup, Inc.	3,376	528,108
Avery Dennison Corp.	3,952	693,458
Ball Corp.	14,120	791,991
Crown Holdings, Inc.	5,913	608,921
Graphic Packaging Holding Co.	15,500	326,585
International Paper Co.	26,406	1,236,593
Packaging Corp. of America	4,496	847,271
Sealed Air Corp.	6,842	212,307
Silgan Holdings, Inc.	4,835	261,960
Smurfit WestRock PLC	25,761	1,111,587
		$7,706,932
Distributors — 0.4%
Genuine Parts Co.	5,966	$723,736
LKQ Corp.	11,614	429,834
Pool Corp.	1,669	486,480
		$1,640,050
Diversified Consumer Services — 0.7%
ADT, Inc.	23,279	$197,173
Adtalem Global Education, Inc.(1)	2,046	260,313
Bright Horizons Family Solutions, Inc.(1)	3,121	385,724
Duolingo, Inc.(1)	2,051	840,951
H&R Block, Inc.	7,511	412,279
Service Corp. International	7,813	635,978
Security	Shares	Value
Diversified Consumer Services (continued)
Stride, Inc.(1)	2,592	$ 376,333
		$ 3,108,751
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	10,017	$ 319,642
W.P. Carey, Inc.	11,199	698,594
		$ 1,018,236
Electric Utilities — 1.9%
Alliant Energy Corp.	12,627	$ 763,555
Evergy, Inc.	11,169	769,879
Eversource Energy	18,753	1,193,066
Exelon Corp.	46,288	2,009,825
IDACORP, Inc.	2,677	309,060
NRG Energy, Inc.	9,628	1,546,064
Portland General Electric Co.	5,348	217,289
TXNM Energy, Inc.	4,199	236,488
Xcel Energy, Inc.	27,351	1,862,603
		$8,907,829
Electrical Equipment — 2.0%
Acuity, Inc.	1,572	$468,991
AMETEK, Inc.	10,776	1,950,025
Hubbell, Inc.	2,737	1,117,818
NEXTracker, Inc., Class A(1)	7,601	413,266
nVent Electric PLC	7,935	581,239
Regal Rexnord Corp.	3,367	488,080
Rockwell Automation, Inc.	5,417	1,799,365
Vertiv Holdings Co., Class A	17,565	2,255,522
		$9,074,306
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics, Inc.(1)	2,413	$307,489
Badger Meter, Inc.	1,552	380,162
CDW Corp.	6,405	1,143,869
Cognex Corp.	7,815	247,892
Coherent Corp.(1)	7,994	713,145
Corning, Inc.	37,074	1,949,722
Flex Ltd.(1)	17,963	896,713
Itron, Inc.(1)	2,160	284,321
Jabil, Inc.	5,084	1,108,820
Keysight Technologies, Inc.(1)	8,709	1,427,057
Littelfuse, Inc.	1,327	300,871
Ralliant Corp.(1)	5,607	271,867
TD SYNNEX Corp.	3,648	495,034
TE Connectivity PLC	13,565	2,288,008
Teledyne Technologies, Inc.(1)	2,345	1,201,367
Trimble, Inc.(1)	11,998	911,608
Vontier Corp.	7,746	285,827

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	2,442	$ 753,015
		$ 14,966,787
Energy Equipment & Services — 0.4%
Baker Hughes Co.	47,323	$ 1,814,364
		$ 1,814,364
Entertainment — 1.6%
Electronic Arts, Inc.	11,093	$ 1,771,552
Liberty Media Corp.-Liberty Formula One, Class A(1)	13,561	1,287,752
Liberty Media Corp.-Liberty Live, Class A(1)	4,104	326,186
Roku, Inc.(1)	6,676	586,754
Take-Two Interactive Software, Inc.(1)	7,808	1,896,173
Warner Bros. Discovery, Inc.(1)	124,502	1,426,793
Warner Music Group Corp., Class A	7,146	194,657
		$7,489,867
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	13,019	$900,134
Corpay, Inc.(1)	3,315	1,099,983
Equitable Holdings, Inc.	13,321	747,308
Essent Group Ltd.	4,612	280,087
Euronet Worldwide, Inc.(1)	2,013	204,078
Fidelity National Information Services, Inc.	24,299	1,978,181
Jack Henry & Associates, Inc.	3,491	628,973
Jackson Financial, Inc., Class A	3,062	271,875
MGIC Investment Corp.	10,202	284,024
Mr. Cooper Group, Inc.(1)	2,780	414,804
PennyMac Financial Services, Inc.	1,650	164,406
Shift4 Payments, Inc., Class A(1)(2)	3,330	330,036
Toast, Inc., Class A(1)	21,872	968,711
Voya Financial, Inc.	4,079	289,609
		$8,562,209
Food Products — 2.0%
Bunge Global SA	6,579	$528,162
Campbell's Co.	9,190	281,674
Conagra Brands, Inc.	22,291	456,297
Darling Ingredients, Inc.(1)	7,661	290,658
General Mills, Inc.	26,640	1,380,218
Hershey Co.	7,190	1,193,180
Hormel Foods Corp.	14,405	435,751
Ingredion, Inc.	3,153	427,610
J.M. Smucker Co.	5,219	512,506
Kellanova	12,536	996,988
Kraft Heinz Co.	42,586	1,099,571
Lamb Weston Holdings, Inc.	6,474	335,677
McCormick & Co., Inc.	12,875	976,182
Pilgrim's Pride Corp.	2,014	90,590
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(1)	2,405	$ 262,217
		$ 9,267,281
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	3,435	$ 255,530
UGI Corp.	10,949	398,762
		$ 654,292
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	4,562	$ 655,103
Knight-Swift Transportation Holdings, Inc.	9,104	402,670
Landstar System, Inc.	2,268	315,297
Lyft, Inc., Class A(1)	17,386	274,003
Old Dominion Freight Line, Inc.	9,149	1,484,883
Ryder System, Inc.	2,320	368,880
Saia, Inc.(1)	1,541	422,219
XPO, Inc.(1)	6,633	837,682
		$4,760,737
Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.(1)	3,272	$619,488
Baxter International, Inc.	23,893	723,480
Becton Dickinson & Co.	13,027	2,243,901
Cooper Cos., Inc.(1)	9,283	660,578
DexCom, Inc.(1)	18,630	1,626,213
Edwards Lifesciences Corp.(1)	26,551	2,076,554
GE HealthCare Technologies, Inc.	22,003	1,629,762
Glaukos Corp.(1)	2,604	268,967
Globus Medical, Inc., Class A(1)	5,081	299,881
Hologic, Inc.(1)	11,035	719,040
IDEXX Laboratories, Inc.(1)	3,737	2,004,302
Insulet Corp.(1)	3,375	1,060,357
Merit Medical Systems, Inc.(1)	3,043	284,460
Penumbra, Inc.(1)	1,736	445,510
ResMed, Inc.	7,006	1,807,548
STERIS PLC	4,817	1,157,140
Teleflex, Inc.	1,958	231,749
Zimmer Biomet Holdings, Inc.	9,727	887,200
		$18,746,130
Health Care Providers & Services — 1.9%
Centene Corp.(1)	23,360	$1,267,981
Chemed Corp.	708	344,746
CorVel Corp.(1)	1,302	133,820
DaVita, Inc.(1)	2,300	327,635
Encompass Health Corp.	4,797	588,256
Ensign Group, Inc.	2,806	432,854
Guardant Health, Inc.(1)	5,670	295,067
HealthEquity, Inc.(1)	4,381	458,954
Henry Schein, Inc.(1)	6,047	441,733

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Humana, Inc.	5,805	$ 1,419,206
Labcorp Holdings, Inc.	4,018	1,054,765
Molina Healthcare, Inc.(1)	2,578	767,986
Option Care Health, Inc.(1)	7,184	233,336
Quest Diagnostics, Inc.	5,351	961,200
		$ 8,727,539
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	8,364	$ 607,477
American Healthcare REIT, Inc.	7,974	292,965
CareTrust REIT, Inc.	9,613	294,158
Healthcare Realty Trust, Inc.	18,146	287,796
Healthpeak Properties, Inc.	33,835	592,451
Omega Healthcare Investors, Inc.	15,048	551,509
		$2,626,356
Health Care Technology — 0.6%
Doximity, Inc., Class A(1)	6,227	$381,964
Veeva Systems, Inc., Class A(1)	6,982	2,010,677
Waystar Holding Corp.(1)	4,499	183,874
		$2,576,515
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	35,991	$552,822
Ryman Hospitality Properties, Inc.	3,238	319,493
		$872,315
Hotels, Restaurants & Leisure — 1.8%
Aramark	13,227	$553,815
Brinker International, Inc.(1)	2,137	385,365
Cava Group, Inc.(1)	3,530	297,332
Choice Hotels International, Inc.(2)	1,330	168,750
Darden Restaurants, Inc.	5,708	1,244,173
Domino's Pizza, Inc.	1,694	763,316
Hyatt Hotels Corp., Class A	2,464	344,098
Life Time Group Holdings, Inc.(1)	5,902	179,008
Planet Fitness, Inc., Class A(1)	4,712	513,844
Shake Shack, Inc., Class A(1)	1,868	262,641
Texas Roadhouse, Inc.	3,284	615,454
Vail Resorts, Inc.	2,014	316,460
Wingstop, Inc.	1,360	457,966
Wyndham Hotels & Resorts, Inc.	4,291	348,472
Yum! Brands, Inc.	13,078	1,937,898
		$8,388,592
Household Durables — 1.6%
D.R. Horton, Inc.	13,333	$1,718,890
Lennar Corp., Class A	12,145	1,343,359
Mohawk Industries, Inc.(1)	2,262	237,148
NVR, Inc.(1)	141	1,041,378
Security	Shares	Value
Household Durables (continued)
PulteGroup, Inc.	10,053	$ 1,060,189
Somnigroup International, Inc.(2)	9,270	630,824
Taylor Morrison Home Corp.(1)	4,988	306,363
Toll Brothers, Inc.	4,749	542,003
TopBuild Corp.(1)	1,478	478,488
		$ 7,358,642
Household Products — 0.8%
Church & Dwight Co., Inc.	10,955	$ 1,052,885
Clorox Co.	5,387	646,817
Kimberly-Clark Corp.	14,672	1,891,514
		$3,591,216
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	36,471	$383,675
Brookfield Renewable Corp.	7,391	242,277
Clearway Energy, Inc., Class C	4,916	157,312
		$783,264
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	15,758	$262,055
EastGroup Properties, Inc.	2,564	428,496
First Industrial Realty Trust, Inc.	6,428	309,380
Lineage, Inc.(2)	3,105	135,130
Rexford Industrial Realty, Inc.	12,090	430,041
STAG Industrial, Inc.	8,847	320,969
Terreno Realty Corp.	5,269	295,433
		$2,181,504
Insurance — 4.1%
American Financial Group, Inc.	3,070	$387,465
American International Group, Inc.	25,972	2,222,943
Arch Capital Group Ltd.	16,494	1,501,779
Axis Capital Holdings Ltd.	3,244	336,792
Brown & Brown, Inc.	12,152	1,347,292
Cincinnati Financial Corp.	7,046	1,049,290
Everest Group Ltd.	1,861	632,461
First American Financial Corp.	5,360	329,050
Globe Life, Inc.	3,868	480,754
Hanover Insurance Group, Inc.	1,755	298,122
Hartford Insurance Group, Inc.	12,652	1,605,159
Kinsale Capital Group, Inc.	1,008	487,771
Lincoln National Corp.	8,405	290,813
Old Republic International Corp.	10,710	411,692
Primerica, Inc.	1,449	396,548
Principal Financial Group, Inc.	9,818	779,844
Prudential Financial, Inc.	15,795	1,697,015
Reinsurance Group of America, Inc.	2,883	571,872
RenaissanceRe Holdings Ltd.	2,020	490,658
Ryan Specialty Holdings, Inc.	5,059	343,961

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	2,724	$ 236,035
Unum Group	7,569	611,272
W.R. Berkley Corp.	13,487	990,890
Willis Towers Watson PLC	4,401	1,348,907
		$ 18,848,385
Interactive Media & Services — 0.3%
Pinterest, Inc., Class A(1)	28,513	$ 1,022,476
Snap, Inc., Class A(1)	52,490	456,138
		$1,478,614
IT Services — 2.1%
Akamai Technologies, Inc.(1)	7,018	$559,756
Amdocs Ltd.	5,293	482,933
Cognizant Technology Solutions Corp., Class A	23,130	1,804,834
EPAM Systems, Inc.(1)	2,842	502,523
Gartner, Inc.(1)	3,664	1,481,062
GoDaddy, Inc., Class A(1)	6,920	1,246,015
Kyndryl Holdings, Inc.(1)	11,724	491,939
MongoDB, Inc.(1)	3,805	799,012
Twilio, Inc., Class A(1)	7,040	875,494
VeriSign, Inc.	4,060	1,172,528
		$9,416,096
Leisure Products — 0.2%
Hasbro, Inc.	6,036	$445,578
Mattel, Inc.(1)	14,864	293,118
		$738,696
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	13,830	$1,632,078
Avantor, Inc.(1)	32,615	438,998
Bio-Rad Laboratories, Inc., Class A(1)	985	237,700
Bio-Techne Corp.	7,728	397,606
Bruker Corp.	5,375	221,450
Charles River Laboratories International, Inc.(1)	2,395	363,393
Illumina, Inc.(1)	7,202	687,143
IQVIA Holdings, Inc.(1)	8,267	1,302,797
Medpace Holdings, Inc.(1)	1,185	371,924
Mettler-Toledo International, Inc.(1)	1,014	1,191,166
Repligen Corp.(1)	2,402	298,761
Revvity, Inc.	5,872	567,940
Waters Corp.(1)	2,863	999,301
West Pharmaceutical Services, Inc.	3,547	776,084
		$9,486,341
Machinery — 5.4%
AGCO Corp.	3,247	$334,961
Allison Transmission Holdings, Inc.	4,407	418,621
Chart Industries, Inc.(1)	2,310	380,341
Security	Shares	Value
Machinery (continued)
CNH Industrial NV	41,486	$ 537,659
Cummins, Inc.	6,288	2,059,320
Donaldson Co., Inc.	6,087	422,133
Dover Corp.	6,919	1,267,768
ESAB Corp.	2,989	360,324
ESCO Technologies, Inc.	1,296	248,664
Federal Signal Corp.	2,858	304,148
Flowserve Corp.	6,967	364,722
Fortive Corp.	16,820	876,827
Gates Industrial Corp. PLC(1)	12,787	294,485
Graco, Inc.	8,405	722,578
IDEX Corp.	3,781	663,830
Ingersoll Rand, Inc.	19,843	1,650,541
ITT, Inc.	3,819	598,934
JBT Marel Corp.	2,578	310,030
Lincoln Electric Holdings, Inc.	2,659	551,264
Middleby Corp.(1)	2,811	404,784
Mueller Industries, Inc.	5,137	408,237
Nordson Corp.	2,701	579,013
Oshkosh Corp.	3,115	353,677
Otis Worldwide Corp.	18,578	1,839,594
PACCAR, Inc.	23,533	2,237,047
Pentair PLC	8,233	845,200
Snap-on, Inc.	2,678	833,340
SPX Technologies, Inc.(1)	2,373	397,905
Stanley Black & Decker, Inc.	7,496	507,854
Timken Co.	2,942	213,442
Toro Co.	5,333	376,936
Watts Water Technologies, Inc., Class A	1,316	323,591
Westinghouse Air Brake Technologies Corp.	8,208	1,718,345
Xylem, Inc.	11,866	1,534,986
		$24,941,101
Media — 1.1%
Interpublic Group of Cos., Inc.	20,751	$507,984
Liberty Broadband Corp., Class C(1)	6,262	616,056
New York Times Co., Class A	9,718	544,014
Nexstar Media Group, Inc.	1,738	300,587
Omnicom Group, Inc.	10,962	788,606
Paramount Global, Class B	33,036	426,164
Sirius XM Holdings, Inc.	12,511	287,378
Trade Desk, Inc., Class A(1)	21,692	1,561,607
		$5,032,396
Metals & Mining — 1.1%
Carpenter Technology Corp.	3,262	$901,552
Commercial Metals Co.	11,857	579,926
Nucor Corp.	11,926	1,544,894
Reliance, Inc.	3,195	1,002,910

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Steel Dynamics, Inc.	8,121	$ 1,039,569
		$ 5,068,851
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.(2)	36,990	$ 339,938
Annaly Capital Management, Inc.	27,443	516,477
Rithm Capital Corp.	23,037	260,088
Starwood Property Trust, Inc.(2)	14,216	285,315
		$ 1,401,818
Multi-Utilities — 3.2%
Ameren Corp.	13,912	$1,336,109
CMS Energy Corp.	15,173	1,051,186
Consolidated Edison, Inc.	17,131	1,719,096
Dominion Energy, Inc.	38,560	2,179,411
DTE Energy Co.	10,511	1,392,287
NiSource, Inc.	23,221	936,735
Public Service Enterprise Group, Inc.	23,205	1,953,397
Sempra	29,516	2,236,427
WEC Energy Group, Inc.	15,661	1,631,876
		$14,436,524
Office REITs — 0.3%
BXP, Inc.	8,022	$541,244
COPT Defense Properties	6,237	172,016
Cousins Properties, Inc.	8,929	268,138
Kilroy Realty Corp.	5,834	200,165
Vornado Realty Trust	9,422	360,297
		$1,541,860
Oil, Gas & Consumable Fuels — 0.3%
Occidental Petroleum Corp.(2)	34,510	$1,449,765
		$1,449,765
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	3,229	$277,662
		$277,662
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	7,005	$346,607
American Airlines Group, Inc.(1)	37,661	422,556
Delta Air Lines, Inc.	32,097	1,578,531
		$2,347,694
Personal Care Products — 0.7%
BellRing Brands, Inc.(1)	5,518	$319,658
e.l.f. Beauty, Inc.(1)	2,500	311,100
Estee Lauder Cos., Inc., Class A	10,634	859,227
Kenvue, Inc.	84,995	1,778,945
		$3,268,930
Security	Shares	Value
Pharmaceuticals — 0.3%
Corcept Therapeutics, Inc.(1)	4,521	$ 331,841
Elanco Animal Health, Inc.(1)	22,313	318,630
Jazz Pharmaceuticals PLC(1)	2,847	302,124
Royalty Pharma PLC, Class A	18,007	648,792
		$ 1,601,387
Professional Services — 2.4%
Amentum Holdings, Inc.(1)	8,456	$ 199,646
Booz Allen Hamilton Holding Corp.	6,963	725,057
Broadridge Financial Solutions, Inc.	5,804	1,410,546
Dayforce, Inc.(1)	8,014	443,895
Equifax, Inc.	6,048	1,568,670
ExlService Holdings, Inc.(1)	7,254	317,653
FTI Consulting, Inc.(1)	1,905	307,658
Genpact Ltd.	7,867	346,227
Parsons Corp.(1)	2,069	148,492
Paycom Software, Inc.	2,650	613,210
Paylocity Holding Corp.(1)	2,090	378,687
Robert Half, Inc.	5,162	211,900
Science Applications International Corp.	2,432	273,868
SS&C Technologies Holdings, Inc.	10,399	861,037
TransUnion	11,063	973,544
UL Solutions, Inc., Class A	3,583	261,057
Verisk Analytics, Inc.	6,471	2,015,716
		$11,056,863
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(1)	14,133	$1,980,316
CoStar Group, Inc.(1)	20,652	1,660,421
Jones Lang LaSalle, Inc.(1)	2,414	617,453
Zillow Group, Inc., Class C(1)	10,264	718,993
		$4,977,183
Residential REITs — 1.8%
AvalonBay Communities, Inc.	7,109	$1,446,682
Camden Property Trust	5,375	605,709
Equity LifeStyle Properties, Inc.	9,109	561,752
Equity Residential	19,094	1,288,654
Essex Property Trust, Inc.	3,162	896,111
Invitation Homes, Inc.	30,254	992,331
Mid-America Apartment Communities, Inc.	5,730	848,097
Sun Communities, Inc.	6,496	821,679
UDR, Inc.	17,169	701,010
		$8,162,025
Retail REITs — 1.2%
Brixmor Property Group, Inc.	14,600	$380,184
Federal Realty Investment Trust	4,563	433,439
Kimco Realty Corp.	34,543	726,094
Kite Realty Group Trust	10,138	229,626

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	8,961	$ 386,936
Phillips Edison & Co., Inc.	6,294	220,479
Realty Income Corp.	40,860	2,353,944
Regency Centers Corp.	8,835	629,317
		$ 5,360,019
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(1)	6,543	$ 223,705
Astera Labs, Inc.(1)	5,469	494,507
Cirrus Logic, Inc.(1)	2,713	282,844
Enphase Energy, Inc.(1)	4,871	193,135
Entegris, Inc.	7,751	625,118
First Solar, Inc.(1)	4,223	699,075
Lattice Semiconductor Corp.(1)	7,077	346,702
Marvell Technology, Inc.	38,870	3,008,538
Microchip Technology, Inc.	26,227	1,845,594
MKS, Inc.	3,156	313,580
Monolithic Power Systems, Inc.	2,283	1,669,741
ON Semiconductor Corp.(1)	20,257	1,061,669
Qorvo, Inc.(1)	4,820	409,266
Rambus, Inc.(1)	5,387	344,876
Skyworks Solutions, Inc.	7,413	552,417
Teradyne, Inc.	7,729	694,992
Universal Display Corp.	2,211	341,511
		$13,107,270
Software — 4.6%
ACI Worldwide, Inc.(1)	5,134	$235,702
ANSYS, Inc.(1)	4,350	1,527,807
AppFolio, Inc., Class A(1)	998	229,819
Bentley Systems, Inc., Class B	6,737	363,596
Box, Inc., Class A(1)	6,900	235,773
CCC Intelligent Solutions Holdings, Inc.(1)	27,386	257,702
Clearwater Analytics Holdings, Inc., Class A(1)	12,721	278,972
Commvault Systems, Inc.(1)	2,144	373,763
Confluent, Inc., Class A(1)	12,766	318,256
Datadog, Inc., Class A(1)	14,719	1,977,203
Docusign, Inc.(1)	9,683	754,209
Dolby Laboratories, Inc., Class A	2,976	220,998
Dropbox, Inc., Class A(1)	11,652	333,247
Dynatrace, Inc.(1)	14,321	790,662
Elastic NV(1)	4,223	356,126
Fair Isaac Corp.(1)	1,110	2,029,036
Gen Digital, Inc.	27,223	800,356
Guidewire Software, Inc.(1)	4,072	958,752
HubSpot, Inc.(1)	2,519	1,402,151
Manhattan Associates, Inc.(1)	3,104	612,947
MARA Holdings, Inc.(1)(2)	15,457	242,366
Nutanix, Inc., Class A(1)	12,386	946,786
PTC, Inc.(1)	5,780	996,125
Q2 Holdings, Inc.(1)	2,958	276,839
Security	Shares	Value
Software (continued)
Qualys, Inc.(1)	1,711	$ 244,451
Samsara, Inc., Class A(1)	14,537	578,282
SentinelOne, Inc., Class A(1)	13,560	247,877
SPS Commerce, Inc.(1)	1,768	240,607
Tyler Technologies, Inc.(1)	2,095	1,242,000
Varonis Systems, Inc.(1)	5,475	277,856
Zscaler, Inc.(1)	4,802	1,507,540
		$ 20,857,806
Specialized REITs — 1.8%
Crown Castle, Inc.	20,155	$2,070,523
CubeSmart	11,300	480,250
Extra Space Storage, Inc.	10,318	1,521,286
Iron Mountain, Inc.	14,543	1,491,676
Lamar Advertising Co., Class A	4,415	535,804
National Storage Affiliates Trust	3,559	113,852
SBA Communications Corp.	5,271	1,237,842
Weyerhaeuser Co.	30,032	771,522
		$8,222,755
Specialty Retail — 2.3%
AutoNation, Inc.(1)	1,286	$255,464
Bath & Body Works, Inc.	9,235	276,680
Best Buy Co., Inc.	8,432	566,040
Boot Barn Holdings, Inc.(1)	1,343	204,136
Burlington Stores, Inc.(1)	2,709	630,222
CarMax, Inc.(1)	6,589	442,847
Chewy, Inc., Class A(1)	8,935	380,810
Dick's Sporting Goods, Inc.	2,485	491,558
Five Below, Inc.(1)	2,377	311,815
Floor & Decor Holdings, Inc., Class A(1)	4,728	359,139
GameStop Corp., Class A(1)	18,817	458,947
Gap, Inc.	11,423	249,136
Group 1 Automotive, Inc.	550	240,190
Lithia Motors, Inc., Class A	1,123	379,372
Penske Automotive Group, Inc.	761	130,747
Ross Stores, Inc.	14,249	1,817,887
Tractor Supply Co.	23,051	1,216,401
Ulta Beauty, Inc.(1)	1,945	909,910
Urban Outfitters, Inc.(1)	2,470	179,174
Williams-Sonoma, Inc.	5,188	847,563
		$10,348,038
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	63,839	$1,305,508
HP, Inc.	45,762	1,119,338
NetApp, Inc.	10,019	1,067,524
Pure Storage, Inc., Class A(1)	14,978	862,433
Sandisk Corp.(1)	5,759	261,171
Seagate Technology Holdings PLC	10,490	1,514,022
Super Micro Computer, Inc.(1)(2)	25,041	1,227,259

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	16,845	$ 1,077,912
		$ 8,435,167
Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(1)	2,344	$ 237,400
Deckers Outdoor Corp.(1)	6,595	679,747
lululemon Athletica, Inc.(1)	4,622	1,098,095
Ralph Lauren Corp.	1,641	450,093
Tapestry, Inc.	9,420	827,170
VF Corp.	16,704	196,272
		$3,488,777
Trading Companies & Distributors — 2.1%
Air Lease Corp.	5,418	$316,899
Applied Industrial Technologies, Inc.	1,947	452,580
Core & Main, Inc., Class A(1)	9,411	567,954
Fastenal Co.	50,711	2,129,862
Ferguson Enterprises, Inc.	8,548	1,861,327
FTAI Aviation Ltd.	5,162	593,836
GATX Corp.	1,659	254,756
SiteOne Landscape Supply, Inc.(1)	1,963	237,405
United Rentals, Inc.	2,978	2,243,625
Watsco, Inc.	1,730	764,003
WESCO International, Inc.	2,214	410,033
		$9,832,280
Water Utilities — 0.4%
American Water Works Co., Inc.	9,819	$1,365,921
Essential Utilities, Inc.	12,688	471,232
		$1,837,153
Total Common Stocks (identified cost $358,734,397)		$455,816,837

Rights — 0.0%†

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%†
Abiomed, Inc., CVR, Exp. 12/31/29(1)(3)(4)	2,600	$ 2,652
Total Rights (identified cost $2,652)		$ 2,652

Short-Term Investments — 0.4%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	1,126,322	$ 1,126,322
Total Affiliated Fund (identified cost $1,126,322)		$ 1,126,322
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	694,103	$ 694,103
Total Securities Lending Collateral (identified cost $694,103)		$ 694,103
Total Short-Term Investments (identified cost $1,820,425)		$ 1,820,425
Total Investments — 100.1% (identified cost $360,557,474)		$457,639,914
Other Assets, Less Liabilities — (0.1)%		$ (641,684)
Net Assets — 100.0%		$456,998,230

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $4,925,853 and the total market value of the collateral received by the Fund was $5,027,500, comprised of cash of $694,103 and U.S. government and/or agencies securities of $4,333,397.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $2,652, which represents less than 0.05% of the net assets of the Fund as of June 30, 2025.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR, Exp. 12/31/29	12/28/22	$2,652
		$2,652

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,126,322, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$301,662	$36,601,044	$(35,776,384)	$ —	$ —	$1,126,322	$15,623	1,126,322

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$455,816,837(2)	$ —	$ —	$455,816,837
Rights	—	—	2,652	2,652
Short-Term Investments:
Affiliated Fund	1,126,322	—	—	1,126,322
Securities Lending Collateral	694,103	—	—	694,103
Total Investments	$457,637,262	$ —	$2,652	$457,639,914

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2025 is not presented.

Calvert
US Mid-Cap Core Responsible Index Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.